Income Tax - Additional Information (Detail) $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 24, 2019	Jan. 31, 2023	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2027 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Tax Disclosure [Line Items]
Statutory income tax rate			25.00%	25.00%
Deferred tax assets, valuation allowance				$ 2,786	$ 1,204	$ 2,162
Unrecognized tax benefits that would affect income tax rate				2,894	1,033	801
Operating Loss Carryforwards				595	356	3,762
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of foreign subsidiaries				$ 5,933	4,224	2,260
Threshold percentage for recognization of tax benefit				50.00%
Unrecognized tax benefits increase resulting from transfer pricing adjustment				$ 1,861	232	38
From Tax Year 2019 to 2021 [Member]
Income Tax Disclosure [Line Items]
Statutory income tax rate	15.00%
Subsequent Event [Member] | From Tax Year 2022 to 2024 [Member]
Income Tax Disclosure [Line Items]
Statutory income tax rate		15.00%
Expirable Tax Year 2023 [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards												$ 45
Expirable Tax Year 2024 [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards											$ 26
Expirable Tax Year 2025 [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards										$ 18
Expirable Tax Year 2026 [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards									$ 164
Expirable Tax Year 2027 [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards								$ 342
Deferred Tax Asset Subsidiaries and VIE [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance				$ 2,786	$ 1,204	$ 2,162
UNITED STATES
Income Tax Disclosure [Line Items]
Statutory income tax rate							21.00%
Withholding income tax rate on dividends			30.00%	30.00%
HONG KONG | Profit Above Two Million Hon Kong Dollar [Member]
Income Tax Disclosure [Line Items]
Statutory income tax rate			16.50%	16.50%
HONG KONG | Profit Below Two Million Hong Kong Dollar [Member]
Income Tax Disclosure [Line Items]
Statutory income tax rate			8.25%	8.25%
Threshold limit for Revenue from Subsidiary			$ 2,000
CHINA
Income Tax Disclosure [Line Items]
Statutory income tax rate			25.00%	25.00%
Withholding income tax rate on dividends			10.00%	10.00%
CHINA | PRC Tax Administration and Collection Law [Member]
Income Tax Disclosure [Line Items]
Income tax examination statute of limitation for underpayment of taxes period			3 years	3 years
Income tax examination statute of limitation for underpayment of taxes above threshold limit				$ 100
Income tax examination statute of limitation for underpayment of taxes above threshold limit period			5 years	5 years
Income tax examination,years under examination Description			2020 to 2022	2020 to 2022
Income tax examination statute of limitation for transfer pricing			10 years	10 years
GERMANY
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards				$ 2,157
UNITED KINGDOM
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards				$ 10,137